Employee Benefit Plan, Fully-Benefit Responsive Investment - EBP 62-1612879-001	12 Months Ended
Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract	GUARANTEED INVESTMENT CONTRACT
In 2024, the Plan entered into a benefit-responsive group annuity contract with the Standard Insurance Company (Standard Insurance). Standard Insurance maintains the deposits in an unallocated general fund to which it adds interest at the contract rate and charges participant withdrawals and administrative expenses. The group annuity contract issuer is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan.

Because the group annuity contract is fully benefit-responsive, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the group annuity contract. The contract is presented on the face of the statements of net assets available for benefits at contract value. Contract value, as reported to the Plan by Standard Insurance, represents contributions made under the contract, plus earnings, less participant withdrawals, and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.

There are no reserves against contract value for credit risk of the contract issuers or otherwise. The crediting interest rate is based on a formula agreed upon with the issuer on an annual basis, but it may not be less than 1%. A market value adjustment may apply to amounts withdrawn at the request of the contract holder. Such interest rates are reviewed semi-annually for resetting.

Certain events limit the ability of the Plan to transact at contract value with the issuers. Such events include (1) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan), (2) changes in the Plan’s prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the Plan Sponsor or other Plan Sponsor events (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plan, or (4) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. Furthermore, certain events would allow the issuer to terminate the contract with the Plan and settle at an amount different from contract value. Examples of such events include (1) an uncured breach of the Plan’s investment guidelines, (2) a material amendment to the contract without the issuer’s consent, (3) a violation of a material obligation under the contract, or (4) a material misrepresentation. The Plan Administrator believes that any events that would limit the Plan’s ability to transact at contract value with participants are not probable of occurring.

Neither the Standard Insurance nor the Plan may terminate the group annuity contract without 30 days advance written notice to the other party. This guaranteed investment contract is frozen for new investment but is available for loans, withdrawals and distributions.

EBP, Related Party and Party-in-Interest Transactions	PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS
As of December 31, 2025 and 2024, the Plan's Mativ Stock Fund held shares of the Company's common stock. For the year ended December 31, 2025, the Plan purchased shares for $457,729 sold shares for $394,250, had net appreciation of $391,442, and had dividends of $99,516, related to the Mativ Stock Fund. As of December 31, 2025 and 2024, the balance of Mativ Stock Fund was $3,029,158 and $2,588,750 respectively.
5. PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS (Continued)

Certain plan investments are shares of various investments managed by the Trustee as defined by the Plan and therefore these transactions qualify as party-in-interest transactions. The primary fees paid by the Plan relate to investment management fees charged on a daily basis to the various investments held. Party-in-interest transactions also include loans made to participants.

All of these party-in-interest transactions are exempt from the prohibited transaction rules of ERISA.